LOANS AND NOTES PAYABLE - Assets Posted as Collateral (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Assets posted as collateral - Digital intangible assets	$ 200,679	$ 194,306	$ 67,767
Less: Allowance for credit losses	(633)	(554)	0
Assets posted as collateral associated with digital asset loans payable	$ 200,046	$ 193,752	$ 67,767